Organization and Business Description - Schedule of Cash Flow (Details) - VIP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow [Line Items]
Net cash provided by (used in) operating activities	$ 2,305,030	$ (423,730)	$ (3,320,442)
Net cash provided by investing activities	693,138
Net cash (used in) provided by financing activities	$ (199,832)	$ 400,000